Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Summary of Cost of Revenues

Cost of revenues consists of the following:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Interest expenses on borrowings	122,705,588	210,950,030	686,889,761	105,573,023
Sales-type lease	—	—	23,895,186	3,672,623
Other lending related costs	25,711,093	56,911,976	170,060,910	26,137,883

	148,416,681	267,862,006	880,845,857	135,383,529